Schedule of Components of the Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Israeli subsidiary capital-loss carry forward	$ 43,042	$ 36,763
Research and Development expenses	743	759
Impairment of associate	829	263
Other reserves and allowances	71	61
Total deferred-tax assets	49,666	42,714
Valuation allowance	(49,666)	(42,714)
Net deferred-tax assets
Maltese Subsidiary [Member]
Deferred tax assets
Israeli subsidiary capital-loss carry forward	4,102	4,095
Israeli Subsidiary [Member]
Deferred tax assets
Israeli subsidiary capital-loss carry forward	$ 878	$ 773